First Quarter Report
August 31, 2023 (Unaudited)
Columbia Multi Strategy Alternatives Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Consolidated Portfolio of Investments
Columbia Multi Strategy Alternatives Fund, August 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 4.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Subordinated Series 2023-1PL Class C
03/18/2030	7.420%	200,000	201,449
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	704,613	707,092
Affirm Asset Securitization Trust(a)
Series 2023-A Class 1A
01/18/2028	6.610%	1,000,000	1,006,255
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month Term SOFR + 7.132% Floor 6.870% 04/15/2034	12.440%	1,500,000	1,423,443
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-4A Class E
3-month Term SOFR + 8.212% Floor 7.950% 10/20/2033	13.538%	400,000	400,017
Conn’s Receivables Funding LLC(a)
Series 2023-A Class A
01/17/2028	8.010%	500,000	500,675
Consumer Loan Underlying Bond Credit Trust(a),(c),(d)
Subordinated Series 2018-P1 Class CERT
07/15/2025	0.000%	100,000	20,000
Subordinated Series 2018-P2 Class CERT
10/15/2025	0.000%	100,000	75,000
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	900,000	822,245
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2022-1A-B Class B
05/15/2026	2.840%	450,000	441,268
LendingClub Receivables Trust(a),(c),(d)
Series 2020-2 Class R
02/15/2046	0.000%	85,000	170,000
Lendingpoint Asset Securitization Trust(a)
Series 2022-C Class A
02/15/2030	6.560%	388,847	388,975
LendingPoint Asset Securitization Trust(a),(d)
Subordinated Series 2021-1 Class D
04/15/2027	7.226%	1,000,000	983,125
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2021-A Class C
12/15/2028	2.750%	1,538,174	1,506,899
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	562,274	549,750
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022-2A Class C
05/15/2030	8.400%	1,000,000	1,017,404
LP LMS Asset Securitization Trust(a)
Series 2021-2A Class A
01/15/2029	1.750%	195,756	192,410
LP LMS Asset Securitization Trust(a),(d)
Subordinated Series 2021-2A Class B
01/15/2029	2.330%	500,000	474,375
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	100,000	93,405
Series 2022-1A Class B
04/15/2032	2.340%	1,100,000	1,076,186
Subordinated Series 2022-3A Class B
11/15/2032	5.950%	2,000,000	1,980,159
Netcredit Combined Receivables LLC(a),(d)
Series 2023-A Class A
12/20/2027	7.780%	808,435	802,877
Octagon Investment Partners 47 Ltd.(a),(b)
Series 2020-1A Class ER
3-month Term SOFR + 6.512% Floor 6.250% 07/20/2034	11.838%	750,000	686,842
Oportun Issuance Trust(a)
Series 2022-3 Class A
01/08/2030	7.451%	400,524	401,330
Pagaya AI Debt Selection Trust(a),(c),(d)
Series 2020-3 Class CERT
05/17/2027	0.000%	3,200,000	320,000
Series 2021-1 Class CERT
11/15/2027	0.000%	696,200	15,665
Subordinated Series 2021-5 Class
08/15/2029	0.000%	865,000	101,638
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	260,277	247,277
Series 2021-5 Class A
08/15/2029	1.530%	81,506	80,407
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	748,996	732,616
Series 2023-1 Class A
07/15/2030	7.556%	836,549	836,875
Subordinated Series 2022-2 Class B
01/15/2030	6.630%	399,976	376,064
2	Columbia Multi Strategy Alternatives Fund | First Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	799,922	801,574
Subordinated Series 2022-5 Class B
06/17/2030	10.310%	439,984	436,448
Subordinated Series 2023-1 Class B
07/15/2030	9.435%	2,849,604	2,892,638
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	850,000	865,354
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-4A Class D
3-month Term SOFR + 7.312% Floor 7.050% 11/25/2028	12.703%	1,000,000	992,594
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	574,533	508,739
RR 16 Ltd.(a),(b)
Series 2021-16A Class D
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2036	11.820%	266,667	249,530
Theorem Funding Trust(a)
Series 2020-1A Class C
10/15/2026	6.250%	356,376	356,026
Series 2023-1A Class A
04/15/2029	7.580%	1,571,533	1,573,382
Subordinated Series 2021-1A Class B
12/15/2027	1.840%	1,000,000	980,190
Subordinated Series 2022-1A Class B
02/15/2028	3.100%	2,000,000	1,942,597
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	161,490	157,035
Series 2021-ST7 Class A
09/20/2029	1.850%	86,755	84,379
Upstart Securitization Trust(a)
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	800,000	762,559
Subordinated Series 2023-1 Class B
02/20/2033	8.350%	1,500,000	1,485,566
US Auto Funding(a)
Subordinated Series 2021-1A Class D
03/15/2027	4.360%	1,125,000	857,199
Total Asset-Backed Securities — Non-Agency (Cost $36,459,592)			33,577,533

Commercial Mortgage-Backed Securities - Agency 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(e),(f)
Series 2019-102 Class IB
03/16/2060	0.834%	1,331,838	70,616
Series 2019-131 Class IO
07/16/2061	0.802%	2,674,783	141,825
Series 2020-19 Class IO
12/16/2061	0.695%	1,625,736	82,594
Series 2020-3 Class IO
02/16/2062	0.615%	1,963,270	85,271
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,105,372)			380,306

Commercial Mortgage-Backed Securities - Non-Agency 2.3%

BAMLL Commercial Mortgage Securities Trust(a),(e)
Subordinated Series 2013-WBRK Class E
03/10/2037	3.652%	500,000	345,500
BAMLL Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2019-RLJ Class C
1-month Term SOFR + 1.647% Floor 1.600% 04/15/2036	6.958%	1,250,000	1,233,174
BBCMS Trust(a),(b)
Series 2018-BXH Class A
1-month Term SOFR + 1.047% Floor 1.000% 10/15/2037	6.425%	10,701	10,534
BFLD Trust(a),(b)
Series 2019-DPLO Class G
1-month Term SOFR + 3.304% Floor 3.190% 10/15/2034	8.615%	1,000,000	977,544
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month Term SOFR + 1.364% Floor 1.250% 07/15/2035	6.675%	1,000,000	973,743
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month Term SOFR + 2.447% Floor 2.400% 06/15/2035	7.825%	1,000,000	960,239
BXP Trust(a),(e)
Subordinated Series 2021-601L Class E
01/15/2044	2.868%	1,500,000	817,560
CLNY Trust(a),(b)
Subordinated Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	8.848%	1,350,000	1,225,944

Columbia Multi Strategy Alternatives Fund | First Quarter Report 2023	3

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month Term SOFR + 3.607% Floor 3.492% 11/15/2037	8.917%	294,897	289,645
COMM Mortgage Trust(a),(e)
Subordinated Series 2020-CBM Class F
02/10/2037	3.754%	2,200,000	1,954,351
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,600,000	2,393,916
Hilton USA Trust(a),(e)
Subordinated Series 2016-HHV Class F
11/05/2038	4.333%	2,000,000	1,767,477
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	1,700,000	256,245
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	330,205	280,551
Morgan Stanley Capital I Trust(a),(e)
Series 2019-MEAD Class E
11/10/2036	3.283%	600,000	464,974
Progress Residential Trust(a)
Series 2020-SFR1 Class F
04/17/2037	3.431%	575,000	537,918
Subordinated Series 2020-SFR2 Class F
06/17/2037	6.152%	500,000	487,867
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month Term SOFR + 1.047% Floor 0.875% 12/15/2034	6.358%	1,000,000	945,199
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $20,074,173)			15,922,381

Residential Mortgage-Backed Securities - Agency 35.4%

Fannie Mae REMICS(b),(f)
CMO Series 2017-81 Class SM
-1.0 x 30-day Average SOFR + 6.314% Cap 6.200% 10/25/2047	1.027%	2,014,467	197,801
CMO Series 2020-22 Class SA
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 04/25/2050	0.927%	3,176,190	335,355
Federal Home Loan Mortgage Corp.
08/01/2052	3.500%	2,911,359	2,603,371
09/01/2052	4.500%	4,765,675	4,521,134
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b),(f)
CMO Series 2013-101 Class HS
-1.0 x 30-day Average SOFR + 6.614% Cap 6.500% 10/25/2043	1.327%	698,643	76,770
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	0.907%	1,264,683	157,498
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 07/25/2050	0.877%	1,860,739	238,147
Federal Home Loan Mortgage Corp.(f)
CMO Series 390 Class C29
06/15/2052	2.000%	19,361,987	2,481,539
Federal Home Loan Mortgage Corp. REMICS(b),(f)
CMO Series 4606 Class SL
-1.0 x 30-day Average SOFR + 6.114% Cap 6.000% 12/15/2044	0.926%	3,539,980	317,708
Federal Home Loan Mortgage Corp. REMICS(f)
CMO Series 5105 Class ID
05/25/2051	3.000%	2,713,045	487,511
CMO Series 5183 Class IO
01/25/2052	3.000%	4,630,812	747,090
Federal National Mortgage Association
05/01/2052	3.500%	3,740,679	3,345,463
Federal National Mortgage Association(b),(f)
CMO Series 2016-53 Class AS
-1.0 x 30-day Average SOFR + 6.114% Cap 6.000% 08/25/2046	0.827%	13,397,068	1,320,483
CMO Series 2020-38 Class WS
-1.0 x 30-day Average SOFR + 5.114% Cap 5.000% 06/25/2050	0.000%	2,954,374	215,508
Federal National Mortgage Association REMICS(b),(f)
CMO Series 2020-34 Class S
-1.0 x 30-day Average SOFR + 6.164% Cap 6.050% 06/25/2050	0.877%	3,180,105	353,748

4	Columbia Multi Strategy Alternatives Fund | First Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-54 Class AS
-1.0 x 30-day Average SOFR + 6.264% Cap 6.150% 08/25/2050	0.977%	2,073,146	239,742
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-HQA2 Class B2
30-day Average SOFR + 5.450% 12/25/2033	10.738%	800,000	778,096
Government National Mortgage Association(b),(f)
CMO Series 2019-103 Class SA
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 08/20/2049	0.622%	2,079,518	209,952
CMO Series 2019-120 Class CS
-1.0 x 1-month Term SOFR + 3.514% Cap 3.400% 09/20/2049	0.000%	19,281,589	178,060
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 6.214% Cap 6.100% 07/20/2049	0.672%	2,590,847	260,161
CMO Series 2019-98 Class SB
-1.0 x 1-month Term SOFR + 6.214% Cap 6.100% 08/20/2049	0.672%	7,693,663	712,788
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.314% Cap 6.200% 07/20/2050	0.772%	1,336,732	135,755
CMO Series 2020-133 Class DS
-1.0 x 1-month Term SOFR + 6.414% Cap 6.300% 09/20/2050	0.872%	5,427,988	547,546
CMO Series 2020-160 Class AS
-1.0 x 1-month Term SOFR + 6.414% Cap 6.300% 10/20/2050	0.872%	7,909,126	998,840
CMO Series 2020-34 Class SA
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 03/20/2050	0.622%	2,031,838	215,128
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-78 Class SD
-1.0 x 1-month Term SOFR + 6.264% Cap 6.150% 06/20/2050	0.722%	2,307,600	228,085
CMO Series 2021-117 Class HS
-1.0 x 1-month Term SOFR + 6.414% Cap 6.300% 07/20/2051	0.872%	2,314,594	251,856
CMO Series 2021-119 Class SC
-1.0 x 1-month Term SOFR + 6.414% Cap 6.300% 07/20/2051	0.872%	3,165,823	341,593
CMO Series 2021-122 Class SB
-1.0 x 1-month Term SOFR + 2.714% Cap 2.600% 07/20/2051	0.000%	7,482,541	62,136
CMO Series 2021-122 Class SG
-1.0 x 1-month Term SOFR + 6.414% Cap 6.300% 07/20/2051	0.872%	3,757,912	387,857
CMO Series 2021-142 Class SL
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 08/20/2051	0.872%	4,918,553	559,781
CMO Series 2021-156 Class SA
-1.0 x 1-month Term SOFR + 6.414% Cap 6.300% 09/20/2051	0.872%	3,684,895	416,528
CMO Series 2021-160 Class S
-1.0 x 30-day Average SOFR + 2.650% Cap 2.650% 09/20/2051	0.000%	5,793,432	47,764
CMO Series 2021-161 Class SL
-1.0 x 1-month Term SOFR + 6.414% Cap 6.300% 09/20/2051	0.872%	3,365,921	409,108
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	20,522,060	99,953

Columbia Multi Strategy Alternatives Fund | First Quarter Report 2023	5

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-42 Class SD
-1.0 x 1-month Term SOFR + 6.414% Cap 6.300% 11/20/2050	0.872%	3,511,333	431,118
CMO Series 2021-96 Class US
-1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	0.000%	3,456,500	33,210
CMO Series 2021-97 Class CS
-1.0 x 1-month Term SOFR + 6.414% Cap 6.300% 06/20/2051	0.872%	3,375,089	367,490
CMO Series 2022-46 Class SE
-1.0 x 30-day Average SOFR + 3.450% Cap 3.450% 03/20/2052	0.000%	3,181,883	47,883
CMO Series 2022-90 Class SJ
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 01/20/2050	0.622%	3,101,392	312,390
Government National Mortgage Association(f)
CMO Series 2020-104 Class IY
07/20/2050	3.000%	2,430,893	350,742
CMO Series 2020-129 Class GI
09/20/2050	3.000%	2,442,656	374,855
CMO Series 2020-129 Class YI
09/20/2050	2.500%	3,043,334	396,309
CMO Series 2020-138 Class JI
09/20/2050	2.500%	4,532,120	633,629
CMO Series 2020-146 Class NI
10/20/2050	2.000%	19,071,988	2,178,606
CMO Series 2020-153 Class CI
10/20/2050	2.500%	2,994,699	406,553
CMO Series 2020-164 Class CI
11/20/2050	3.000%	2,136,917	316,857
CMO Series 2020-175 Class KI
11/20/2050	2.500%	3,169,341	431,776
CMO Series 2020-191 Class UC
12/20/2050	4.000%	2,186,874	374,952
CMO Series 2021-158 Class VI
09/20/2051	3.000%	2,477,155	398,449
CMO Series 2021-160 Class CI
09/20/2051	2.500%	4,941,173	643,959
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-24 Class MI
02/20/2051	3.000%	2,017,967	305,215
CMO Series 2021-25 Class GI
02/20/2051	2.500%	4,192,733	632,020
CMO Series 2021-7 Class IT
01/16/2051	3.000%	1,780,958	349,450
Government National Mortgage Association TBA(g)
09/21/2053	4.500%	20,000,000	19,059,375
Uniform Mortgage-Backed Security TBA(g)
09/14/2053	3.000%	34,000,000	29,291,797
09/14/2053	3.500%	30,595,420	27,345,852
09/14/2053	4.000%	62,500,000	57,685,547
09/14/2053	4.500%	62,000,000	58,783,750
09/14/2053	5.000%	25,000,000	24,240,723
Total Residential Mortgage-Backed Securities - Agency (Cost $261,668,583)			249,872,362

Residential Mortgage-Backed Securities - Non-Agency 15.5%

510 Asset Backed Trust(a),(e)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	615,619	584,801
Ajax Mortgage Loan Trust(a),(e)
CMO Series 2021-C Class A
01/25/2061	2.115%	270,531	252,922
Angel Oak Mortgage Trust(a),(e)
CMO Series 2021-5 Class A3
07/25/2066	1.311%	359,099	291,812
Angel Oak Mortgage Trust I LLC(a),(e)
Subordinated CMO Series 2019-2 Class B2
03/25/2049	6.286%	2,700,000	2,657,390
Arroyo Mortgage Trust(a)
CMO Series 2020-1 Class M1
03/25/2055	4.277%	1,870,000	1,582,042
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-4A Class M1C
1-month Term SOFR + 2.614% Floor 2.500% 10/25/2029	7.929%	104,553	104,814
CMO Series 2020-3A Class M2
30-day Average SOFR + 4.964% Floor 4.850% 10/25/2030	10.252%	650,000	678,683
CMO Series 2020-4A Class M2B
1-month Term SOFR + 3.714% Floor 3.600% 06/25/2030	9.029%	136,067	136,052
Subordinated CMO Series 2019-4A Class B1
1-month Term SOFR + 3.964% Floor 3.850% 10/25/2029	9.279%	950,000	959,214

6	Columbia Multi Strategy Alternatives Fund | First Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-4A Class B1
1-month Term SOFR + 5.114% Floor 5.000% 06/25/2030	10.429%	800,000	820,286
BRAVO Residential Funding Trust(a),(e)
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	300,000	279,769
CMO Series 2020-NQM1 Class B2
05/25/2060	5.715%	430,000	418,350
CMO Series 2021-A Class A1
10/25/2059	1.991%	2,004,997	1,925,140
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	200,000	167,466
Subordinated CMO Series 2021-NQM2 Class B2
03/25/2060	4.099%	300,000	231,589
BRAVO Residential Funding Trust(a),(b)
CMO Series 2021-HE2 Class B1
30-day Average SOFR + 2.400% 11/25/2069	7.447%	338,000	325,365
Subordinated CMO Series 2021-HE2 Class B2
30-day Average SOFR + 3.400% 11/25/2069	7.447%	353,000	346,903
BVRT Financing Trust(a),(b),(d)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	3,000,000	3,000,000
CMO Series 2021-CRT1 Class M4
1-month USD LIBOR + 3.500% Floor 3.500% 07/10/2032	3.589%	1,875,000	1,804,069
CHNGE Mortgage Trust(a),(e)
CMO Series 2023-3 Class M1
07/25/2058	8.258%	800,000	775,226
Subordinated CMO Series 2023-1 Class B1
03/25/2058	8.413%	473,000	438,183
Subordinated CMO Series 2023-1 Class B2
03/25/2058	8.413%	300,000	258,876
Subordinated CMO Series 2023-2 Class B1
06/25/2058	8.297%	200,000	185,788
Subordinated CMO Series 2023-3 Class B1
07/24/2058	8.258%	300,000	275,681
CIM Trust(a),(e)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	761,301	739,206
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	429,756	405,175
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a),(e)
CMO Series 2020-2 Class M1
03/25/2065	5.250%	200,000	191,054
CMO Series 2021-3 Class A3
09/27/2066	1.419%	551,784	424,580
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	400,000	259,511
Subordinated Series 2021-3 Class B1
09/27/2066	3.059%	200,000	105,684
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2023-R05 Class 1B1
30-day Average SOFR + 4.750% Floor 4.750% 06/25/2043	10.038%	690,000	718,764
Subordinated CMO Series 2021-R03 Class 1B2
30-day Average SOFR + 5.500% Floor 5.500% 12/25/2041	10.788%	1,200,000	1,184,265
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	11.288%	3,500,000	3,482,433
Subordinated CMO Series 2022-R02 Class 2B2
30-day Average SOFR + 7.650% 01/25/2042	12.938%	2,600,000	2,678,859
Subordinated CMO Series 2022-R07 Class 1B2
30-day Average SOFR + 12.000% 06/25/2042	17.288%	550,000	642,389
Credit Suisse Mortgage Trust(a),(e)
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	1,468,464	1,426,126
CSMC Trust(a),(e)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.511%	1,323,409	1,324,116
CMO Series 2021-JR2 Class A1
11/25/2061	2.215%	320,449	306,002
CMO Series 2022-RPL3 Class A1
03/25/2061	3.613%	863,580	837,389
Fannie Mae Connecticut Avenue Securities(a),(b)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	11.488%	1,100,000	1,106,564
Freddie Mac STACR(b)
CMO Series 2020-CS02 Class M4
1-month USD LIBOR + 0.000% 06/25/2033	4.617%	1,927,916	1,816,931
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	10.538%	800,000	841,700

Columbia Multi Strategy Alternatives Fund | First Quarter Report 2023	7

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-DNA6 Class B2
30-day Average SOFR + 5.650% 12/25/2050	10.938%	1,000,000	1,020,364
Subordinated CMO Series 2020-HQA1 Class B1
30-day Average SOFR + 2.464% 01/25/2050	7.752%	1,942,000	1,916,293
Subordinated CMO Series 2020-HQA3 Class B1
30-day Average SOFR + 5.864% 07/25/2050	11.152%	890,394	965,742
Subordinated CMO Series 2020-HQA4 Class B1
30-day Average SOFR + 5.364% 09/25/2050	10.652%	2,189,535	2,362,788
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	10.038%	1,750,000	1,683,291
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	10.788%	3,250,000	3,039,191
Subordinated CMO Series 2021-DNA6 Class B2
30-day Average SOFR + 7.500% 10/25/2041	12.788%	900,000	920,155
Subordinated CMO Series 2022-DNA1 Class B2
30-day Average SOFR + 7.100% 01/25/2042	12.388%	1,650,000	1,666,608
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b),(d)
CMO Series 2019-CS02 Class M2
1-month USD LIBOR + 0.000% 02/25/2032	4.506%	5,932,906	5,799,416
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
Subordinated CMO Series 2020-HQA5 Class B2
30-day Average SOFR + 7.400% 11/25/2050	12.688%	1,800,000	1,961,867
Subordinated CMO Series 2021-DNA7 Class B2
30-day Average SOFR + 7.800% 11/25/2041	12.869%	2,950,000	3,061,623
Subordinated CMO Series 2022-DNA2 Class B2
30-day Average SOFR + 8.500% 02/25/2042	13.788%	1,560,000	1,618,406
GCAT Trust(a),(e)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	600,000	496,184
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	7.969%	2,000,000	1,978,979
Subordinated CMO Series 2021-3 Class B1
30-day Average SOFR + 4.950% Floor 4.950% 02/25/2034	10.019%	500,000	490,884
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month Term SOFR + 3.114% 10/25/2028	8.429%	370,146	372,383
CMO Series 2020-1 Class M2
1-month Term SOFR + 5.364% Floor 5.250% 10/25/2030	10.679%	736,233	745,977
Homeward Opportunities Fund I Trust(a),(e)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	250,000	220,850
Homeward Opportunities Fund Trust(a),(e)
CMO Series 2020-BPL1 Class A2
08/25/2025	5.438%	107,651	105,498
Imperial Fund Mortgage Trust(a),(e)
Subordinated CMO Series 2021-NQM3 Class B1
11/25/2056	4.151%	500,000	336,943
Legacy Mortgage Asset Trust(a),(e)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	373,599	353,773
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	628,838	581,111
loanDepot GMSR Master Trust(a),(b)
Series 2018-GT1 Class A
1-month Term SOFR + 2.914% Floor 2.800% 10/16/2023	8.227%	850,000	735,575
Mortgage Acquisition Trust I LLC(a),(d)
CMO Series 2021-1 Class PT
11/29/2023	3.500%	495,290	449,475
New Residential Mortgage Loan Trust(a),(e)
CMO Series 2022-NQM2 Class A2
03/27/2062	3.699%	2,570,000	1,931,332
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M2
30-day Average SOFR + 5.364% Floor 5.250% 10/25/2030	10.652%	712,698	727,618
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M2
30-day Average SOFR + 3.950% Floor 3.950% 10/25/2033	9.238%	500,000	513,806
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/25/2025	9.193%	658,595	655,132

8	Columbia Multi Strategy Alternatives Fund | First Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month Term SOFR + 2.964% Floor 2.850% 02/25/2025	8.279%	2,150,000	2,147,669
CMO Series 2018-GT2 Class A
1-month Term SOFR + 2.764% 08/25/2025	8.079%	4,250,000	4,221,376
Point Securitization Trust(a),(e)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	884,216	834,173
Preston Ridge Partners Mortgage(a),(e)
CMO Series 2021-2 Class A2
03/25/2026	3.770%	1,000,000	923,696
CMO Series 2021-4 Class A2
04/25/2026	3.474%	400,000	336,107
Preston Ridge Partners Mortgage LLC(a),(e)
CMO Series 2020-6 Class A2
11/25/2025	4.703%	200,000	174,935
Preston Ridge Partners Mortgage Trust(a),(e)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	617,115	587,175
CMO Series 2021-1 Class A2
01/25/2026	3.720%	3,250,000	2,970,084
CMO Series 2021-10 Class A1
10/25/2026	2.487%	820,208	761,974
CMO Series 2021-3 Class A1
04/25/2026	1.867%	557,528	526,590
CMO Series 2021-5 Class A2
06/25/2026	3.721%	700,000	633,565
CMO Series 2021-7 Class A1
08/25/2026	1.867%	1,127,529	1,056,382
CMO Series 2023-RCF1 Class M2
06/25/2053	4.000%	700,000	540,761
Pretium Mortgage Credit Partners(a),(e)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	685,196	639,200
Pretium Mortgage Credit Partners LLC(a),(e)
CMO Series 2021-NPL6 Class A2
07/25/2051	5.071%	900,000	775,369
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	387,599	361,209
PRKCM Trust(a),(e)
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	2,000,000	1,179,335
PRPM Trust(a),(e)
CMO Series 2023-NQM1 Class M1
01/25/2068	6.411%	1,780,000	1,623,879
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2023-NQM1 Class B1
01/25/2068	6.411%	300,000	262,054
Residential Mortgage Loan Trust(a),(e)
CMO Series 2019-3 Class M1
09/25/2059	3.257%	700,000	654,076
Stanwich Mortgage Loan Co. LLC(a),(e)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	1,625,326	1,472,086
Starwood Mortgage Residential Trust(a),(e)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	250,000	209,623
CMO Series 2021-3 Class A1
06/25/2056	1.127%	321,478	256,563
Stonnington Mortgage Trust(a),(d),(e),(h)
CMO Series 2020-1 Class A
07/28/2024	3.500%	91,450	90,078
Toorak Mortgage Corp., Ltd.(a),(e)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	664,504	659,250
Triangle Re Ltd.(a),(b)
Subordinated CMO Series 2021-1 Class B1
1-month Term SOFR + 4.614% Floor 4.500% 08/25/2033	9.929%	1,500,000	1,514,958
Subordinated CMO Series 2021-2 Class B1
1-month Term SOFR + 7.614% Floor 7.500% 10/25/2033	12.929%	650,000	680,545
VCAT Asset Securitization LLC(a),(e)
CMO Series 2021-NPL3 Class A2
05/25/2051	3.967%	300,000	249,263
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	822,913	760,406
Vericrest Opportunity Loan Transferee(a),(e)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	546,127	523,068
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class M1
03/25/2060	5.500%	550,000	522,704
CMO Series 2021-R2 Class M1
02/25/2064	2.244%	500,000	394,228
Subordinated CMO Series 2020-INV1 Class B1
03/25/2060	5.750%	150,000	137,522
Subordinated CMO Series 2020-INV1 Class B2
03/25/2060	6.000%	150,000	134,391
Verus Securitization Trust(a),(e)
CMO Series 2023-1 Class M1
12/25/2067	6.991%	2,500,000	2,438,802

Columbia Multi Strategy Alternatives Fund | First Quarter Report 2023	9

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-INV1 Class M1
02/25/2068	7.621%	800,000	802,222
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	500,000	419,618
Subordinated CMO Series 2020-4 Class B2
05/25/2065	5.600%	327,000	268,242
Subordinated CMO Series 2023-1 Class B1
12/25/2067	6.991%	1,750,000	1,623,002
Subordinated CMO Series 2023-INV1 Class B1
02/25/2068	7.621%	450,000	423,681
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	300,000	176,538
Subordinated Series 2021-5 Class B2
09/25/2066	3.941%	250,000	148,482
Visio Trust(a),(e)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	167,803
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	84,458
Vista Point Securitization Trust(a),(e)
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.363%	800,000	757,914
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $111,417,362)			109,827,489

Treasury Bills 20.2%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 20.2%
U.S. Treasury Bills
11/02/2023	5.320%	70,000,000	69,363,547
Treasury Bills (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
U.S. Treasury Bills(i)
01/11/2024	5.430%	75,000,000	73,545,700
Total			142,909,247
Total Treasury Bills (Cost $142,957,555)			142,909,247

Call Option Contracts Purchased 0.2%
Value ($)
(Cost $7,704,595)	1,517,298

Put Option Contracts Purchased 0.0%

(Cost $592,185)	296,387

Money Market Funds 42.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.476%(j),(k)	297,961,402	297,872,014
Total Money Market Funds (Cost $297,857,946)		297,872,014
Total Investments in Securities (Cost: $879,837,363)		852,175,017
Other Assets & Liabilities, Net		(145,468,677)
Net Assets		706,706,340

At August 31, 2023, securities and/or cash totaling $88,538,206 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
76,685,000 AUD	49,191,894 USD	Barclays	09/27/2023	—	(536,642)
49,132,433 USD	66,444,000 CAD	Barclays	09/27/2023	58,189	—
61,744,000 AUD	41,617,220 USD	Citi	09/20/2023	1,587,967	—
19,708,000 AUD	12,661,863 USD	Citi	09/20/2023	—	(115,030)
69,005,500 BRL	14,126,931 USD	Citi	09/20/2023	226,011	—
68,272,000 BRL	13,606,616 USD	Citi	09/20/2023	—	(146,544)
13,487,000 CAD	10,168,476 USD	Citi	09/20/2023	184,687	—
51,162,500 CAD	37,620,643 USD	Citi	09/20/2023	—	(252,539)
493,000 CHF	572,358 USD	Citi	09/20/2023	13,346	—
10	Columbia Multi Strategy Alternatives Fund | First Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2023 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
49,006,000 CHF	54,519,131 USD	Citi	09/20/2023	—	(1,048,730)
6,730,272,750 CLP	8,264,016 USD	Citi	09/20/2023	383,392	—
1,900,000,000 CLP	2,202,713 USD	Citi	09/20/2023	—	(22,039)
133,576,765 CNH	18,809,187 USD	Citi	09/20/2023	440,180	—
19,639,000 CNH	2,690,113 USD	Citi	09/20/2023	—	(10,574)
16,201,000,332 COP	3,968,069 USD	Citi	09/20/2023	27,937	—
51,467,667,000 COP	12,253,488 USD	Citi	09/20/2023	—	(263,603)
193,000,000 CZK	8,811,343 USD	Citi	09/20/2023	121,149	—
402,148,000 CZK	18,011,265 USD	Citi	09/20/2023	—	(96,216)
82,035,073 EUR	90,138,014 USD	Citi	09/20/2023	1,118,885	—
32,175,145 EUR	34,692,868 USD	Citi	09/20/2023	—	(221,508)
12,008,375 GBP	15,335,795 USD	Citi	09/20/2023	122,504	—
14,250,750 GBP	17,912,392 USD	Citi	09/20/2023	—	(141,740)
3,630,000,000 HUF	10,415,312 USD	Citi	09/20/2023	124,109	—
2,966,478,000 HUF	8,313,272 USD	Citi	09/20/2023	—	(96,817)
171,306,601,750 IDR	11,414,476 USD	Citi	09/20/2023	168,026	—
23,613,203,500 IDR	1,546,515 USD	Citi	09/20/2023	—	(3,715)
86,014,000 ILS	23,036,957 USD	Citi	09/20/2023	406,093	—
836,562,052 INR	10,123,075 USD	Citi	09/20/2023	14,678	—
1,214,072,750 INR	14,632,836 USD	Citi	09/20/2023	—	(37,122)
13,369,300,950 JPY	96,112,321 USD	Citi	09/20/2023	4,002,663	—
49,426,920,500 KRW	37,762,113 USD	Citi	09/20/2023	385,129	—
13,700,000,000 KRW	10,252,179 USD	Citi	09/20/2023	—	(107,857)
164,897,000 MXN	9,773,835 USD	Citi	09/20/2023	128,271	—
391,281,000 MXN	22,364,828 USD	Citi	09/20/2023	—	(522,950)
100,269,500 NOK	9,458,252 USD	Citi	09/20/2023	22,591	—
369,595,750 NOK	33,483,100 USD	Citi	09/20/2023	—	(1,296,973)
100,054,000 NZD	60,707,027 USD	Citi	09/20/2023	1,042,825	—
71,000 NZD	42,267 USD	Citi	09/20/2023	—	(72)
444,448,000 PHP	7,877,831 USD	Citi	09/20/2023	27,647	—
20,000,000 PHP	352,157 USD	Citi	09/20/2023	—	(1,099)
51,078,000 PLN	12,556,776 USD	Citi	09/20/2023	186,593	—
15,113,000 PLN	3,607,039 USD	Citi	09/20/2023	—	(53,061)
349,000,000 SEK	32,256,858 USD	Citi	09/20/2023	356,756	—
21,607,000 SGD	16,068,627 USD	Citi	09/20/2023	69,775	—
2,384,000 SGD	1,758,878 USD	Citi	09/20/2023	—	(6,349)
617,934,500 TWD	19,732,730 USD	Citi	09/20/2023	321,426	—
119,032,749 TWD	3,736,797 USD	Citi	09/20/2023	—	(2,403)
2,826,877 USD	4,392,500 AUD	Citi	09/20/2023	20,825	—
61,914,294 USD	93,542,000 AUD	Citi	09/20/2023	—	(1,270,080)
8,417,050 USD	42,206,332 BRL	Citi	09/20/2023	85,270	—
15,828,688 USD	77,318,834 BRL	Citi	09/20/2023	—	(253,075)
6,551,082 USD	8,904,250 CAD	Citi	09/20/2023	40,314	—
42,059,118 USD	55,745,250 CAD	Citi	09/20/2023	—	(793,543)
8,784,209 USD	7,762,250 CHF	Citi	09/20/2023	17,399	—
23,345,905 USD	20,418,606 CHF	Citi	09/20/2023	—	(193,266)
2,672,948 USD	2,300,000,000 CLP	Citi	09/20/2023	20,172	—
7,648,677 USD	6,330,272,750 CLP	Citi	09/20/2023	—	(236,421)
1,955,808 USD	14,242,691 CNH	Citi	09/20/2023	2,797	—
13,490,990 USD	96,245,000 CNH	Citi	09/20/2023	—	(255,715)
15,761,939 USD	69,245,668,000 COP	Citi	09/20/2023	1,078,815	—
1,123,860 USD	4,475,000,000 COP	Citi	09/20/2023	—	(35,526)
3,720,575 USD	83,037,000 CZK	Citi	09/20/2023	18,324	—
23,222,698 USD	512,111,000 CZK	Citi	09/20/2023	—	(163,923)
118,025,933 USD	109,716,241 EUR	Citi	09/20/2023	1,031,000	—
63,463,117 USD	57,549,234 EUR	Citi	09/20/2023	—	(1,014,429)
40,923,429 USD	32,920,000 GBP	Citi	09/20/2023	782,590	—
14,803,487 USD	11,591,499 GBP	Citi	09/20/2023	—	(118,332)
Columbia Multi Strategy Alternatives Fund | First Quarter Report 2023	11

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2023 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
13,287,914 USD	4,728,758,500 HUF	Citi	09/20/2023	118,315	—
4,988,926 USD	1,740,000,000 HUF	Citi	09/20/2023	—	(55,953)
654,598 USD	10,000,000,000 IDR	Citi	09/20/2023	1,912	—
12,455,306 USD	186,226,407,000 IDR	Citi	09/20/2023	—	(229,357)
18,672,235 USD	70,160,249 ILS	Citi	09/20/2023	—	(212,600)
8,776,672 USD	728,214,125 INR	Citi	09/20/2023	22,530	—
20,528,463 USD	1,691,050,500 INR	Citi	09/20/2023	—	(95,058)
36,337,722 USD	5,293,559,375 JPY	Citi	09/20/2023	132,991	—
38,656,541 USD	5,347,605,950 JPY	Citi	09/20/2023	—	(1,813,466)
5,225,438 USD	6,929,196,750 KRW	Citi	09/20/2023	14,469	—
34,845,915 USD	44,739,330,250 KRW	Citi	09/20/2023	—	(1,013,720)
34,533,479 USD	610,794,000 MXN	Citi	09/20/2023	1,194,598	—
3,895,997 USD	65,807,166 MXN	Citi	09/20/2023	—	(46,641)
20,368,588 USD	219,250,000 NOK	Citi	09/20/2023	263,497	—
29,142,369 USD	300,750,000 NOK	Citi	09/20/2023	—	(840,888)
33,701,270 USD	56,888,250 NZD	Citi	09/20/2023	222,331	—
26,403,679 USD	43,236,750 NZD	Citi	09/20/2023	—	(620,740)
1,842,817 USD	104,448,000 PHP	Citi	09/20/2023	2,024	—
6,558,650 USD	360,000,000 PHP	Citi	09/20/2023	—	(200,051)
8,136,735 USD	34,330,000 PLN	Citi	09/20/2023	177,381	—
7,792,580 USD	31,861,000 PLN	Citi	09/20/2023	—	(76,412)
7,518,338 USD	82,567,000 SEK	Citi	09/20/2023	28,642	—
17,948,266 USD	192,866,000 SEK	Citi	09/20/2023	—	(319,484)
3,191,084 USD	4,327,500 SGD	Citi	09/20/2023	13,203	—
11,434,218 USD	15,335,999 SGD	Citi	09/20/2023	—	(78,714)
3,696,468 USD	117,750,000 TWD	Citi	09/20/2023	2,437	—
20,396,471 USD	633,499,999 TWD	Citi	09/20/2023	—	(496,205)
6,235,798 USD	120,067,390 ZAR	Citi	09/20/2023	113,657	—
25,351,039 USD	470,401,166 ZAR	Citi	09/20/2023	—	(475,083)
173,112,500 ZAR	9,276,505 USD	Citi	09/20/2023	121,896	—
400,311,390 ZAR	20,378,642 USD	Citi	09/20/2023	—	(790,797)
48,738,238 USD	520,539,000 NOK	Citi	09/27/2023	256,902	—
2,753,500 AUD	1,776,475 USD	Citi	12/20/2023	—	(14,585)
25,854,834 BRL	5,206,248 USD	Citi	12/20/2023	59,865	—
15,609,000 CAD	11,509,237 USD	Citi	12/20/2023	—	(60,452)
15,988,606 CHF	18,343,922 USD	Citi	12/20/2023	32,573	—
5,529,250 CHF	6,319,740 USD	Citi	12/20/2023	—	(12,771)
630,272,750 CLP	742,845 USD	Citi	12/20/2023	10,602	—
1,200,000,000 CLP	1,385,428 USD	Citi	12/20/2023	—	(8,716)
16,290,691 CNH	2,250,072 USD	Citi	12/20/2023	—	(3,443)
175,000,000 COP	41,689 USD	Citi	12/20/2023	103	—
175,000,000 COP	41,325 USD	Citi	12/20/2023	—	(261)
10,000,000 CZK	446,325 USD	Citi	12/20/2023	—	(2,716)
1,392,483 EUR	1,520,787 USD	Citi	12/20/2023	2,793	—
656,241 EUR	711,583 USD	Citi	12/20/2023	—	(3,808)
100,499 GBP	127,694 USD	Citi	12/20/2023	363	—
304,000 GBP	383,082 USD	Citi	12/20/2023	—	(2,082)
249,732,500 HUF	687,047 USD	Citi	12/20/2023	—	(10,174)
5,000,000,000 IDR	327,780 USD	Citi	12/20/2023	85	—
18,000,000,000 IDR	1,175,995 USD	Citi	12/20/2023	—	(3,707)
51,693,249 ILS	13,689,711 USD	Citi	12/20/2023	30,433	—
100,783,375 INR	1,214,511 USD	Citi	12/20/2023	416	—
90,522,250 INR	1,090,046 USD	Citi	12/20/2023	—	(437)
5,893,559,375 JPY	41,046,199 USD	Citi	12/20/2023	—	(165,970)
7,929,196,750 KRW	6,036,361 USD	Citi	12/20/2023	15,999	—
7,429,196,750 KRW	5,632,087 USD	Citi	12/20/2023	—	(8,642)
31,807,166 MXN	1,859,048 USD	Citi	12/20/2023	29,146	—
2,500,000 NOK	236,396 USD	Citi	12/20/2023	554	—
12	Columbia Multi Strategy Alternatives Fund | First Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2023 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,250,000 NOK	117,168 USD	Citi	12/20/2023	—	(753)
17,997,750 NZD	10,739,720 USD	Citi	12/20/2023	5,374	—
55,792,250 NZD	33,055,410 USD	Citi	12/20/2023	—	(220,600)
114,448,000 PHP	2,015,724 USD	Citi	12/20/2023	—	(2,657)
14,114,000 PLN	3,423,335 USD	Citi	12/20/2023	18,864	—
16,586,000 PLN	3,996,519 USD	Citi	12/20/2023	—	(4,228)
13,000,000 SEK	1,201,994 USD	Citi	12/20/2023	8,612	—
82,567,000 SEK	7,549,004 USD	Citi	12/20/2023	—	(30,534)
10,103,999 SGD	7,519,086 USD	Citi	12/20/2023	4,857	—
8,306,500 SGD	6,162,048 USD	Citi	12/20/2023	—	(15,401)
225,874,999 TWD	7,161,738 USD	Citi	12/20/2023	13,542	—
43,375,000 TWD	1,372,309 USD	Citi	12/20/2023	—	(366)
11,149,120 USD	17,298,000 AUD	Citi	12/20/2023	102,657	—
1,404,013 USD	2,153,000 AUD	Citi	12/20/2023	—	(3,558)
117,068 USD	581,500 BRL	Citi	12/20/2023	—	(1,320)
12,282,589 USD	16,688,000 CAD	Citi	12/20/2023	86,876	—
1,041,629 USD	900,000,000 CLP	Citi	12/20/2023	3,979	—
1,400,049 USD	1,200,000,000 CLP	Citi	12/20/2023	—	(5,906)
983,004 USD	4,167,667,000 COP	Citi	12/20/2023	7,379	—
762,403 USD	3,201,000,332 COP	Citi	12/20/2023	—	(1,734)
4,472,479 USD	100,148,000 CZK	Citi	12/20/2023	24,575	—
13,285,322 USD	12,251,750 EUR	Citi	12/20/2023	70,733	—
24,962,524 USD	22,855,785 EUR	Citi	12/20/2023	—	(46,646)
10,663,751 USD	8,461,750 GBP	Citi	12/20/2023	57,177	—
5,014,152 USD	3,947,375 GBP	Citi	12/20/2023	—	(12,879)
2,157,254 USD	782,013,000 HUF	Citi	12/20/2023	26,024	—
823,611 USD	12,613,203,500 IDR	Citi	12/20/2023	3,046	—
413,365 USD	6,306,601,750 IDR	Citi	12/20/2023	—	(36)
3,842,686 USD	319,132,607 INR	Citi	12/20/2023	1,771	—
5,655,758 USD	469,413,195 INR	Citi	12/20/2023	—	(935)
8,980,438 USD	153,897,000 MXN	Citi	12/20/2023	—	(126,570)
4,698,808 USD	50,134,750 NOK	Citi	12/20/2023	30,739	—
9,669,879 USD	102,269,500 NOK	Citi	12/20/2023	—	(22,111)
393,742 USD	662,000 NZD	Citi	12/20/2023	1,093	—
176,035 USD	10,000,000 PHP	Citi	12/20/2023	323	—
890,783 USD	3,697,000 PLN	Citi	12/20/2023	979	—
1,598,635 USD	50,516,375 TWD	Citi	12/20/2023	41	—
8,006,220 USD	252,581,874 TWD	Citi	12/20/2023	—	(12,840)
8,916,856 USD	168,112,500 ZAR	Citi	12/20/2023	—	(96,890)
80,401,166 ZAR	4,256,428 USD	Citi	12/20/2023	38,208	—
38,646,000 GBP	48,635,218 USD	Goldman Sachs International	09/27/2023	—	(326,636)
289,264 USD	255,000 CHF	Goldman Sachs International	09/27/2023	100	—
83,111,000 NZD	49,102,394 USD	HSBC	09/27/2023	—	(459,133)
143,934 USD	133,000 EUR	HSBC	09/27/2023	437	—
49,210,779 USD	537,800,000 SEK	HSBC	09/27/2023	—	(36,582)
77,100,000 AUD	51,913,446 USD	Morgan Stanley	09/20/2023	1,928,745	—
16,650,000 AUD	10,776,713 USD	Morgan Stanley	09/20/2023	—	(17,649)
56,345,000 BRL	11,577,185 USD	Morgan Stanley	09/20/2023	226,678	—
28,175,000 BRL	5,632,232 USD	Morgan Stanley	09/20/2023	—	(43,525)
81,100,000 CAD	60,378,608 USD	Morgan Stanley	09/20/2023	344,109	—
6,850,000 CHF	7,932,712 USD	Morgan Stanley	09/20/2023	165,503	—
27,150,000 CHF	30,290,834 USD	Morgan Stanley	09/20/2023	—	(494,528)
11,650,000 EUR	12,808,115 USD	Morgan Stanley	09/20/2023	166,292	—
25,600,000 GBP	32,591,735 USD	Morgan Stanley	09/20/2023	159,351	—
643,180,000 INR	7,819,818 USD	Morgan Stanley	09/20/2023	48,106	—
4,205,000,000 JPY	30,543,167 USD	Morgan Stanley	09/20/2023	1,572,235	—
29,092,180,000 KRW	22,775,336 USD	Morgan Stanley	09/20/2023	775,626	—
185,000,000 NOK	18,517,286 USD	Morgan Stanley	09/20/2023	1,108,229	—
Columbia Multi Strategy Alternatives Fund | First Quarter Report 2023	13

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2023 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
120,250,000 NOK	10,948,866 USD	Morgan Stanley	09/20/2023	—	(367,021)
48,250,000 NZD	29,974,458 USD	Morgan Stanley	09/20/2023	1,202,018	—
51,375,000 PLN	12,599,632 USD	Morgan Stanley	09/20/2023	157,520	—
66,660,000 PLN	15,853,665 USD	Morgan Stanley	09/20/2023	—	(290,202)
146,000,000 SEK	13,654,399 USD	Morgan Stanley	09/20/2023	309,371	—
117,045,000 TRY	4,314,228 USD	Morgan Stanley	09/20/2023	—	(19,012)
30,225,216 USD	45,050,000 AUD	Morgan Stanley	09/20/2023	—	(1,018,851)
43,522,012 USD	57,750,000 CAD	Morgan Stanley	09/20/2023	—	(772,415)
42,752,771 USD	39,700,000 EUR	Morgan Stanley	09/20/2023	327,088	—
6,698,182 USD	6,000,000 EUR	Morgan Stanley	09/20/2023	—	(187,372)
10,610,831 USD	8,500,000 GBP	Morgan Stanley	09/20/2023	157,735	—
12,172,035 USD	9,450,000 GBP	Morgan Stanley	09/20/2023	—	(199,924)
19,420,161 USD	1,601,095,000 INR	Morgan Stanley	09/20/2023	—	(73,713)
39,314,519 USD	5,580,000,000 JPY	Morgan Stanley	09/20/2023	—	(870,334)
28,656,545 USD	36,646,555,000 KRW	Morgan Stanley	09/20/2023	—	(944,164)
17,387,750 USD	306,895,000 MXN	Morgan Stanley	09/20/2023	563,914	—
36,861,839 USD	395,250,000 NOK	Morgan Stanley	09/20/2023	332,376	—
10,094,852 USD	105,750,000 NOK	Morgan Stanley	09/20/2023	—	(143,458)
28,295,528 USD	47,300,000 NZD	Morgan Stanley	09/20/2023	—	(89,592)
17,408,899 USD	70,835,000 PLN	Morgan Stanley	09/20/2023	—	(253,921)
41,042,519 USD	437,750,000 SEK	Morgan Stanley	09/20/2023	—	(1,030,286)
4,430,167 USD	117,045,000 TRY	Morgan Stanley	09/20/2023	—	(96,927)
2,012,233 USD	38,770,000 ZAR	Morgan Stanley	09/20/2023	38,019	—
148,105,000 ZAR	7,938,141 USD	Morgan Stanley	09/20/2023	105,989	—
43,281,000 CHF	49,326,944 USD	Morgan Stanley	09/27/2023	213,391	—
30,657,512 USD	26,849,000 CHF	Morgan Stanley	09/27/2023	—	(190,337)
49,313,056 USD	76,685,000 AUD	UBS	09/27/2023	415,479	—
49,172,623 USD	83,111,000 NZD	UBS	09/27/2023	388,904	—
301,000 CAD	221,420 USD	Wells Fargo	09/27/2023	—	(1,420)
45,155,000 EUR	49,213,274 USD	Wells Fargo	09/27/2023	197,461	—
2,136,000 SEK	194,318 USD	Wells Fargo	09/27/2023	—	(989)
Total				28,919,577	(25,514,781)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	2	09/2023	JPY	29,378,000	—	(2,321)
3-Month SOFR	260	03/2024	USD	61,490,000	4,125	—
Australian 10-Year Bond	1,166	09/2023	AUD	135,456,913	—	(155,435)
Australian 10-Year Bond	497	09/2023	AUD	57,737,638	—	(517,022)
Bist 30 Index	2,017	10/2023	TRY	177,329,598	—	(58,933)
Brent Crude	40	11/2023	USD	3,425,600	311,733	—
Brent Crude	2	11/2023	USD	171,280	10,794	—
Brent Crude	42	01/2024	USD	3,549,840	520,342	—
Brent Crude	86	03/2024	USD	7,186,160	358,418	—
Cocoa	8	12/2023	GBP	236,000	24,922	—
Cocoa	30	12/2023	USD	1,091,400	84,958	—
Cocoa	13	12/2023	USD	472,940	13,595	—
Coffee	58	03/2024	USD	3,385,388	—	(184,740)
Coffee	29	05/2024	USD	1,703,025	—	(51,471)
Copper	1	09/2023	USD	210,500	1,910	—
Copper	1	12/2023	USD	210,700	710	—
Copper	7	12/2023	USD	668,850	3,410	—
Copper	64	03/2024	USD	6,150,400	59,785	—
Copper	13	05/2024	USD	1,253,688	7,595	—
Copper	19	05/2024	USD	1,832,313	—	(1,689)
Corn	14	12/2023	USD	334,775	—	(2,666)
14	Columbia Multi Strategy Alternatives Fund | First Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2023 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Corn	198	03/2024	USD	4,890,600	—	(260,362)
Corn	97	05/2024	USD	2,437,125	—	(68,177)
Cotton	117	12/2023	USD	5,137,470	346,575	—
Cotton	45	03/2024	USD	1,973,925	141,102	—
Cotton	22	05/2024	USD	964,480	23,786	—
DAX Index	31	09/2023	EUR	12,399,225	42,125	—
DAX Index	16	09/2023	EUR	6,399,600	—	(98,070)
DJIA Index E-mini	3	09/2023	USD	521,865	3,955	—
Euro-OAT	83	09/2023	EUR	10,616,530	81,844	—
Feeder Cattle	3	10/2023	USD	384,038	7,151	—
FTSE 100 Index	23	09/2023	GBP	1,716,375	—	(26,092)
FTSE 100 Index	176	09/2023	GBP	13,134,000	—	(226,270)
FTSE China A50 Index	403	09/2023	USD	5,085,054	—	(6,959)
FTSE Taiwan Index	188	09/2023	USD	10,772,400	64,622	—
FTSE/JSE Top 40 Index	201	09/2023	ZAR	138,732,210	—	(207,004)
FTSE/MIB Index	137	09/2023	EUR	19,784,170	637,829	—
FTSE/MIB Index	76	09/2023	EUR	10,975,160	527,706	—
Gas Oil	3	10/2023	USD	264,975	—	(9,416)
Gas Oil	16	01/2024	USD	1,305,200	201,356	—
Gas Oil	32	03/2024	USD	2,554,400	294,291	—
Gas Oil	17	05/2024	USD	1,332,375	—	(9,014)
Gold 100 oz.	2	12/2023	USD	393,180	—	(1,034)
IBEX 35 Index	35	09/2023	EUR	3,337,495	40,490	—
IFSC Nifty 50 Index	194	09/2023	USD	7,546,212	10,395	—
IFSC Nifty 50 Index	55	09/2023	USD	2,139,390	—	(1,082)
Japanese 10-Year Government Bond	10	09/2023	JPY	1,468,200,000	—	(76,394)
Japanese 10-Year Government Bond	84	09/2023	JPY	12,332,880,000	—	(717,707)
KOSPI 200 Index	72	09/2023	KRW	6,029,100,000	—	(8,936)
Lead	184	11/2023	USD	10,216,140	252,527	—
Lead	8	01/2024	USD	443,930	18,502	—
Lead	16	03/2024	USD	887,960	55,610	—
Lead	8	05/2024	USD	444,780	17,190	—
Lean Hogs	253	10/2023	USD	8,354,060	69,750	—
Lean Hogs	27	10/2023	USD	891,540	3,074	—
Lean Hogs	2	10/2023	USD	66,040	—	(125)
Lean Hogs	28	12/2023	USD	832,440	—	(35,483)
Lean Hogs	26	02/2024	USD	818,480	—	(13,302)
Lean Hogs	49	04/2024	USD	1,647,380	—	(18,431)
Live Cattle	9	10/2023	USD	650,970	3,317	—
Live Cattle	24	12/2023	USD	1,774,080	108,013	—
Live Cattle	23	02/2024	USD	1,737,420	56,588	—
Live Cattle	45	04/2024	USD	3,468,150	39,114	—
Long Gilt	26	12/2023	GBP	2,484,820	33,630	—
Mexican Bolsa IPC Index	18	09/2023	MXN	9,601,920	—	(18,298)
MSCI Emerging Markets Index	771	09/2023	USD	37,752,015	—	(1,788,980)
Natural Gas	50	09/2023	USD	1,384,000	21,352	—
Natural Gas	20	09/2023	USD	553,600	—	(3,906)
Natural Gas	8	12/2023	USD	306,800	14,079	—
Natural Gas	77	12/2023	USD	2,952,950	—	(11,666)
Natural Gas	32	02/2024	USD	1,096,640	29,670	—
Natural Gas	158	02/2024	USD	5,414,660	—	(70,688)
Natural Gas	106	04/2024	USD	3,297,660	—	(67,622)
Nickel	21	09/2023	USD	2,534,238	—	(162,337)
Nickel	7	01/2024	USD	858,396	—	(100,982)
Nickel	15	03/2024	USD	1,855,890	—	(69,539)
Nickel	7	05/2024	USD	873,348	—	(29,852)
Nikkei 225 Index	2	09/2023	JPY	65,220,000	1,800	—
NY Harbor ULSD Heat Oil	39	09/2023	USD	5,099,258	26,229	—
Columbia Multi Strategy Alternatives Fund | First Quarter Report 2023	15

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2023 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
NY Harbor ULSD Heat Oil	3	09/2023	USD	392,251	—	(3,244)
NY Harbor ULSD Heat Oil	8	12/2023	USD	968,318	151,813	—
NY Harbor ULSD Heat Oil	18	02/2024	USD	2,115,515	255,525	—
NY Harbor ULSD Heat Oil	4	04/2024	USD	456,070	2,902	—
NY Harbor ULSD Heat Oil	5	04/2024	USD	570,087	—	(4,065)
OMXS30 Index	595	09/2023	SEK	130,245,500	—	(14,506)
Primary Aluminum	32	01/2024	USD	1,782,600	—	(94,424)
Primary Aluminum	64	03/2024	USD	3,606,400	—	(4,380)
Primary Aluminum	32	05/2024	USD	1,821,000	—	(21,462)
RBOB Gasoline	14	09/2023	USD	1,508,749	567	—
RBOB Gasoline	7	09/2023	USD	754,375	—	(19,818)
RBOB Gasoline	66	10/2023	USD	6,875,392	53,523	—
RBOB Gasoline	57	10/2023	USD	5,937,838	—	(64,847)
RBOB Gasoline	11	12/2023	USD	1,093,000	125,521	—
RBOB Gasoline	23	02/2024	USD	2,283,431	212,493	—
RBOB Gasoline	4	04/2024	USD	427,812	1,014	—
RBOB Gasoline	6	04/2024	USD	641,718	—	(4,010)
S&P Mid 400 Index E-mini	2	09/2023	USD	529,740	1,337	—
Silver	2	12/2023	USD	248,120	667	—
Soybean	7	11/2023	USD	479,063	18,256	—
Soybean	35	01/2024	USD	2,418,500	80,798	—
Soybean	70	03/2024	USD	4,848,375	252,528	—
Soybean	35	05/2024	USD	2,426,813	112,352	—
Soybean Meal	164	12/2023	USD	6,625,600	179,130	—
Soybean Meal	34	01/2024	USD	1,364,760	45,884	—
Soybean Meal	69	03/2024	USD	2,733,090	137,714	—
Soybean Meal	35	05/2024	USD	1,373,750	60,190	—
Soybean Oil	167	10/2023	USD	6,405,786	—	(169,510)
Soybean Oil	6	12/2023	USD	224,928	9,803	—
Soybean Oil	39	01/2024	USD	1,447,056	27,389	—
Soybean Oil	1	01/2024	USD	37,104	—	(574)
Soybean Oil	81	03/2024	USD	2,974,806	133,970	—
Soybean Oil	41	05/2024	USD	1,493,220	51,276	—
Sugar #11	23	09/2023	USD	645,546	31,134	—
Sugar #11	11	09/2023	USD	308,739	3,633	—
Sugar #11	160	02/2024	USD	4,557,056	130,103	—
Sugar #11	56	04/2024	USD	1,506,534	91,225	—
TOPIX Index	327	09/2023	JPY	7,620,735,000	1,899,722	—
U.S. Treasury 10-Year Note	10	12/2023	USD	1,110,313	9,030	—
U.S. Treasury 2-Year Note	787	12/2023	USD	160,394,289	272,577	—
U.S. Treasury 5-Year Note	91	12/2023	USD	9,729,891	12,962	—
Wheat	52	03/2024	USD	1,907,750	—	(148,918)
Wheat	89	03/2024	USD	2,797,938	—	(209,835)
Wheat	26	05/2024	USD	958,750	—	(60,713)
Wheat	43	05/2024	USD	1,387,825	—	(132,125)
WIG 20 Index	998	09/2023	PLN	40,498,840	—	(284,971)
WTI Crude	65	09/2023	USD	5,435,950	200,026	—
WTI Crude	48	12/2023	USD	3,915,840	535,465	—
WTI Crude	97	02/2024	USD	7,793,950	974,290	—
WTI Crude	49	04/2024	USD	3,886,680	33,842	—
Zinc	70	09/2023	USD	4,237,625	225,955	—
Zinc	18	01/2024	USD	1,096,538	—	(65,035)
Zinc	35	03/2024	USD	2,136,969	55,107	—
Zinc	17	05/2024	USD	1,040,506	—	(16,733)
Total					10,965,692	(6,401,175)

16	Columbia Multi Strategy Alternatives Fund | First Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2023 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(260)	03/2025	USD	(62,289,500)	—	(68,389)
Australian 3-Year Bond	(98)	09/2023	AUD	(10,425,896)	—	(29,331)
Brent Crude	(6)	09/2023	USD	(520,980)	—	(14,139)
Brent Crude	(200)	09/2023	USD	(17,366,000)	—	(1,065,708)
CAC40 Index	(192)	09/2023	EUR	(14,070,720)	—	(1,289)
CAC40 Index	(88)	09/2023	EUR	(6,449,080)	—	(18,180)
Canadian Government 10-Year Bond	(330)	12/2023	CAD	(39,372,300)	—	(161,347)
Canadian Government 10-Year Bond	(412)	12/2023	CAD	(49,155,720)	—	(183,542)
Coffee	(152)	12/2023	USD	(8,806,500)	339,147	—
Coffee	(2)	12/2023	USD	(115,875)	4,682	—
Coffee	(31)	12/2023	USD	(1,796,063)	—	(35,041)
Copper	(51)	12/2023	USD	(4,873,050)	42,176	—
Copper	(90)	12/2023	USD	(8,599,500)	—	(55,422)
Copper	(64)	12/2023	USD	(6,115,200)	—	(103,907)
Corn	(433)	12/2023	USD	(10,354,113)	371,608	—
Corn	(45)	12/2023	USD	(1,076,063)	9,120	—
Cotton	(9)	12/2023	USD	(395,190)	—	(18,586)
Cotton	(17)	12/2023	USD	(746,470)	—	(56,983)
Euro STOXX 50 Index	(245)	09/2023	EUR	(10,566,850)	309,338	—
Euro STOXX 50 Index	(15)	09/2023	EUR	(646,950)	—	(486)
Euro-Bobl	(38)	12/2023	EUR	(4,463,860)	—	(12,363)
Euro-BTP	(19)	12/2023	EUR	(2,193,740)	—	(7,081)
Euro-Bund	(45)	09/2023	EUR	(5,993,550)	16,861	—
Euro-Bund	(85)	09/2023	EUR	(11,321,150)	—	(67,231)
Euro-Bund	(458)	12/2023	EUR	(60,744,540)	—	(354,531)
Euro-Buxl 30-Year	(8)	12/2023	EUR	(1,070,080)	—	(8,532)
Euro-OAT	(46)	09/2023	EUR	(5,883,860)	15,311	—
Euro-OAT	(17)	12/2023	EUR	(2,166,990)	—	(9,747)
Euro-Schatz	(99)	12/2023	EUR	(10,442,520)	—	(12,407)
FTSE 100 Index	(134)	09/2023	GBP	(9,999,750)	156,379	—
FTSE Taiwan Index	(101)	09/2023	USD	(5,787,300)	—	(32,527)
FTSE/JSE Top 40 Index	(261)	09/2023	ZAR	(180,144,810)	390,295	—
Gas Oil	(53)	11/2023	USD	(4,540,775)	50,535	—
Gold 100 oz.	(24)	12/2023	USD	(4,718,160)	108,672	—
IBEX 35 Index	(45)	09/2023	EUR	(4,291,065)	—	(85,218)
KLCI Index	(104)	09/2023	MYR	(7,443,800)	—	(8,220)
Live Cattle	(38)	10/2023	USD	(2,748,540)	30,396	—
Live Cattle	(157)	10/2023	USD	(11,355,810)	—	(49,170)
Long Gilt	(8)	12/2023	GBP	(764,560)	—	(6,928)
Long Gilt	(48)	12/2023	GBP	(4,587,360)	—	(59,473)
Mexican Bolsa IPC Index	(79)	09/2023	MXN	(42,141,760)	33,888	—
MSCI EAFE Index	(10)	09/2023	USD	(1,054,650)	5,728	—
MSCI Singapore Index	(189)	09/2023	SGD	(5,370,435)	—	(44,734)
Natural Gas	(664)	10/2023	USD	(20,896,080)	597,299	—
Nickel	(6)	09/2023	USD	(724,068)	—	(5,284)
Nickel	(50)	11/2023	USD	(6,081,300)	211,620	—
Nickel	(15)	12/2023	USD	(1,831,590)	32,316	—
NY Harbor ULSD Heat Oil	(16)	10/2023	USD	(2,040,259)	—	(20,702)
OMXS30 Index	(624)	09/2023	SEK	(136,593,600)	—	(12,111)
Palladium	(2)	12/2023	USD	(243,740)	9,046	—
Platinum	(1)	10/2023	USD	(48,720)	—	(2,819)
Primary Aluminum	(98)	09/2023	USD	(5,325,688)	12,535	—
Primary Aluminum	(15)	09/2023	USD	(815,156)	3,725	—
Primary Aluminum	(211)	11/2023	USD	(11,616,869)	67,274	—
Primary Aluminum	(21)	12/2023	USD	(1,164,056)	—	(16,307)
Russell 2000 Index E-mini	(9)	09/2023	USD	(855,720)	—	(6,979)
S&P 500 Index E-mini	(38)	09/2023	USD	(8,580,400)	—	(4,353)
S&P 500 Index E-mini	(233)	09/2023	USD	(52,611,400)	—	(1,015,809)
Columbia Multi Strategy Alternatives Fund | First Quarter Report 2023	17

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2023 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P/TSX 60 Index	(1)	09/2023	CAD	(243,220)	—	(2,648)
S&P/TSX 60 Index	(113)	09/2023	CAD	(27,483,860)	—	(55,599)
S&P/TSX 60 Index	(62)	09/2023	CAD	(15,079,640)	—	(203,417)
Silver	(60)	12/2023	USD	(7,443,600)	—	(335,664)
Soybean	(55)	11/2023	USD	(3,764,063)	—	(19,497)
Soybean	(239)	11/2023	USD	(16,356,563)	—	(491,552)
Soybean Oil	(161)	12/2023	USD	(6,035,568)	—	(199,840)
SPI 200 Index	(54)	09/2023	AUD	(9,821,250)	23,183	—
SPI 200 Index	(43)	09/2023	AUD	(7,820,625)	154	—
SPI 200 Index	(64)	09/2023	AUD	(11,640,000)	—	(83,789)
Sugar #11	(9)	09/2023	USD	(252,605)	—	(1,303)
Thai SET50 Index	(942)	09/2023	THB	(179,469,840)	—	(280,170)
TOPIX Index	(16)	09/2023	JPY	(372,880,000)	—	(137,712)
U.S. Long Bond	(22)	12/2023	USD	(2,677,125)	—	(33,242)
U.S. Treasury 10-Year Note	(2,057)	12/2023	USD	(228,391,281)	—	(1,030,510)
U.S. Treasury 5-Year Note	(222)	12/2023	USD	(23,736,656)	—	(134,837)
U.S. Treasury Ultra Bond	(23)	12/2023	USD	(2,977,781)	—	(38,233)
U.S. Treasury Ultra Bond	(114)	12/2023	USD	(14,759,438)	—	(231,532)
Wheat	(223)	12/2023	USD	(6,712,300)	785,564	—
Wheat	(249)	12/2023	USD	(7,494,900)	291,353	—
Wheat	(87)	12/2023	USD	(3,163,538)	207,896	—
Wheat	(40)	12/2023	USD	(1,204,000)	134,543	—
Wheat	(2)	12/2023	USD	(72,725)	4,982	—
WTI Crude	(26)	09/2023	USD	(2,174,380)	—	(47,796)
WTI Crude	(269)	10/2023	USD	(22,316,240)	—	(383,202)
Zinc	(7)	09/2023	USD	(423,763)	—	(21,813)
Zinc	(36)	11/2023	USD	(2,188,350)	—	(102,219)
Zinc	(23)	12/2023	USD	(1,399,263)	—	(4,315)
Total					4,265,626	(7,493,766)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	20,000,000	20,000,000	3.50	10/27/2023	710,000	96,432
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	15,000,000	15,000,000	3.50	10/27/2023	570,000	72,324
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	12,660,000	12,660,000	3.30	11/14/2023	405,120	41,331
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	40,000,000	40,000,000	3.30	11/30/2023	1,060,000	176,096
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	25,000,000	25,000,000	3.00	11/30/2023	768,750	39,955
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	20,000,000	20,000,000	3.00	12/01/2023	690,000	32,992
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	65,000,000	65,000,000	3.50	12/12/2023	1,960,725	601,815
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	25,000,000	25,000,000	3.00	01/10/2024	853,750	79,828
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	25,000,000	25,000,000	3.60	01/11/2024	686,250	376,525
Total							7,704,595	1,517,298

18	Columbia Multi Strategy Alternatives Fund | First Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2023 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	32,010,000	32,010,000	4.25	02/20/2024	592,185	296,387

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	(25,000,000)	(25,000,000)	3.80	09/06/2033	(200,000)	(118,697)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month SEK STIBOR	Fixed rate of 3.500%	Receives Quarterly, Pays Annually	JPMorgan	09/17/2025	SEK	547,000,000	525,324	—	—	525,324	—
6-Month NOK NIBOR	Fixed rate of 3.500%	Receives Annually, Pays SemiAnnually	JPMorgan	09/17/2025	NOK	58,100,000	17,926	—	—	17,926	—
6-Month NOK NIBOR	Fixed rate of 3.000%	Receives SemiAnnually, Pays Annually	JPMorgan	09/17/2025	NOK	51,000,000	16,538	—	—	16,538	—
Fixed rate of 3.500%	CORRA	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	09/18/2025	CAD	24,000,000	(119,577)	—	—	—	(119,577)
6-Month EURIBOR	Fixed rate of 3.750%	Receives SemiAnnually, Pays Annually	JPMorgan	09/20/2025	EUR	77,200,000	335,973	—	—	335,973	—
SOFR	Fixed rate of 4.500%	Receives Annually, Pays Annually	JPMorgan	09/20/2025	USD	7,200,000	20,828	—	—	20,828	—
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	09/20/2025	GBP	92,200,000	(1,651,618)	—	—	—	(1,651,618)
3-Month NZD LIBOR	Fixed rate of 5.000%	Receives Quarterly, Pays SemiAnnually	JPMorgan	12/10/2025	NZD	47,800,000	183,118	—	—	183,118	—
3-Month NZD LIBOR	Fixed rate of 5.000%	Receives Quarterly, Pays SemiAnnually	JPMorgan	12/10/2025	NZD	5,100,000	(1,909)	—	—	—	(1,909)
Fixed rate of 5.500%	3-Month NZD LIBOR	Receives SemiAnnually, Pays Quarterly	JPMorgan	12/10/2025	NZD	51,600,000	(42,477)	—	—	—	(42,477)
Fixed rate of 4.500%	3-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	12/11/2025	AUD	34,600,000	171,959	—	—	171,959	—
Fixed rate of 3.500%	3-Month AUD BBSW	Receives SemiAnnually, Pays Quarterly	JPMorgan	12/11/2025	AUD	20,700,000	(97,850)	—	—	—	(97,850)
3-Month AUD BBSW	Fixed rate of 4.000%	Receives Quarterly, Pays SemiAnnually	JPMorgan	12/11/2025	AUD	31,500,000	(169,149)	—	—	—	(169,149)
3-Month SEK STIBOR	Fixed rate of 3.500%	Receives Quarterly, Pays Annually	JPMorgan	12/17/2025	SEK	202,400,000	140,754	—	—	140,754	—
6-Month NOK NIBOR	Fixed rate of 3.500%	Receives SemiAnnually, Pays Annually	JPMorgan	12/17/2025	NOK	26,000,000	43,906	—	—	43,906	—
6-Month NOK NIBOR	Fixed rate of 5.000%	Receives SemiAnnually, Pays Annually	JPMorgan	12/17/2025	NOK	53,000,000	15,449	—	—	15,449	—
3-Month SEK STIBOR	Fixed rate of 3.500%	Receives Quarterly, Pays Annually	JPMorgan	12/17/2025	SEK	5,200,000	(436)	—	—	—	(436)
6-Month NOK NIBOR	Fixed rate of 4.500%	Receives SemiAnnually, Pays Annually	JPMorgan	12/17/2025	NOK	164,000,000	(4,875)	—	—	—	(4,875)
Fixed rate of 4.000%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	12/17/2025	NOK	7,500,000	(9,483)	—	—	—	(9,483)
3-Month SEK STIBOR	Fixed rate of 4.000%	Receives Quarterly, Pays Annually	JPMorgan	12/17/2025	SEK	126,000,000	(12,140)	—	—	—	(12,140)
Fixed rate of 3.500%	CORRA	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	12/18/2025	CAD	1,000,000	701	—	—	701	—
Columbia Multi Strategy Alternatives Fund | First Quarter Report 2023	19

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2023 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CORRA	Fixed rate of 4.500%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	12/18/2025	CAD	6,200,000	(12,270)	—	—	—	(12,270)
Fixed rate of 4.000%	CORRA	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	12/18/2025	CAD	11,300,000	(85,479)	—	—	—	(85,479)
6-Month EURIBOR	Fixed rate of 3.550%	Receives SemiAnnually, Pays Annually	JPMorgan	12/20/2025	EUR	369,500,000	1,173,647	—	—	1,173,647	—
Fixed rate of 2.000%	SARON	Receives Annually, Pays Annually	JPMorgan	12/20/2025	CHF	227,100,000	548,709	—	—	548,709	—
SOFR	Fixed rate of 4.190%	Receives Annually, Pays Annually	JPMorgan	12/20/2025	USD	174,200,000	183,346	—	—	183,346	—
Fixed rate of 4.250%	SONIA	Receives Annually, Pays Annually	JPMorgan	12/20/2025	GBP	19,400,000	108,528	—	—	108,528	—
Fixed rate of 0.000%	TONA	Receives Annually, Pays Annually	JPMorgan	12/20/2025	JPY	200,000,000	259	—	—	259	—
Fixed rate of 1.500%	SARON	Receives Annually, Pays Annually	JPMorgan	12/20/2025	CHF	40,400,000	(3,787)	—	—	—	(3,787)
SOFR	Fixed rate of 4.190%	Receives Annually, Pays Annually	JPMorgan	12/20/2025	USD	37,900,000	(23,048)	—	—	—	(23,048)
6-Month EURIBOR	Fixed rate of 3.550%	Receives SemiAnnually, Pays Annually	JPMorgan	12/20/2025	EUR	240,700,000	(563,235)	—	—	—	(563,235)
Fixed rate of 4.250%	SONIA	Receives Annually, Pays Annually	JPMorgan	12/20/2025	GBP	258,400,000	(593,924)	—	—	—	(593,924)
3-Month NZD LIBOR	Fixed rate of 5.500%	Receives Quarterly, Pays SemiAnnually	JPMorgan	03/11/2026	NZD	12,500,000	(11,002)	—	—	—	(11,002)
6-Month AUD BBSW	Fixed rate of 4.000%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	03/12/2026	AUD	25,100,000	—	—	—	—	—
Fixed rate of 4.500%	CORRA	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	03/18/2026	CAD	35,500,000	85,071	—	—	85,071	—
6-Month NOK NIBOR	Fixed rate of 5.000%	Receives SemiAnnually, Pays Annually	JPMorgan	03/18/2026	NOK	103,000,000	(9,327)	—	—	—	(9,327)
3-Month SEK STIBOR	Fixed rate of 3.500%	Receives Quarterly, Pays Annually	JPMorgan	03/18/2026	SEK	56,000,000	(17,845)	—	—	—	(17,845)
6-Month NOK NIBOR	Fixed rate of 4.500%	Receives SemiAnnually, Pays Annually	JPMorgan	03/18/2026	NOK	118,000,000	(19,558)	—	—	—	(19,558)
3-Month SEK STIBOR	Fixed rate of 4.000%	Receives Quarterly, Pays Annually	JPMorgan	03/18/2026	SEK	302,000,000	(48,291)	—	—	—	(48,291)
Fixed rate of 2.000%	SARON	Receives Annually, Pays Annually	JPMorgan	03/20/2026	CHF	18,100,000	23,868	—	—	23,868	—
TONA	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	03/20/2026	JPY	1,920,000,000	(3,742)	—	—	—	(3,742)
SOFR	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	03/20/2026	USD	1,400,000	(3,950)	—	—	—	(3,950)
SONIA	Fixed rate of 4.750%	Receives Annually, Pays Annually	JPMorgan	03/20/2026	GBP	4,200,000	(13,514)	—	—	—	(13,514)
6-Month EURIBOR	Fixed rate of 3.250%	Receives SemiAnnually, Pays Annually	JPMorgan	03/20/2026	EUR	109,800,000	(154,752)	—	—	—	(154,752)
6-Month AUD BBSW	Fixed rate of 4.000%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	12/07/2028	AUD	200,000	1,592	—	—	1,592	—
6-Month AUD BBSW	Fixed rate of 4.000%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	12/07/2028	AUD	800,000	(5,209)	—	—	—	(5,209)
3-Month NZD LIBOR	Fixed rate of 4.500%	Receives Quarterly, Pays SemiAnnually	JPMorgan	12/13/2028	NZD	800,000	3,335	—	—	3,335	—
CORRA	Fixed rate of 3.500%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	12/18/2028	CAD	1,200,000	12,941	—	—	12,941	—
Fixed rate of 3.820%	SONIA	Receives Annually, Pays Annually	JPMorgan	12/20/2028	GBP	17,300,000	113,509	—	—	113,509	—
20	Columbia Multi Strategy Alternatives Fund | First Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2023 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month NOK NIBOR	Fixed rate of 3.500%	Receives SemiAnnually, Pays Annually	JPMorgan	12/20/2028	NOK	10,000,000	24,799	—	—	24,799	—
3-Month SEK STIBOR	Fixed rate of 3.000%	Receives Quarterly, Pays Annually	JPMorgan	12/20/2028	SEK	7,000,000	5,954	—	—	5,954	—
TONA	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	12/20/2028	JPY	150,000,000	5,038	—	—	5,038	—
SOFR	Fixed rate of 3.630%	Receives Annually, Pays Annually	JPMorgan	12/20/2028	USD	1,000,000	4,720	—	—	4,720	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives SemiAnnually, Pays Annually	JPMorgan	12/20/2028	NOK	1,000,000	1,248	—	—	1,248	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives SemiAnnually, Pays Annually	JPMorgan	12/20/2028	NOK	1,000,000	(149)	—	—	—	(149)
3-Month SEK STIBOR	Fixed rate of 3.000%	Receives Quarterly, Pays Annually	JPMorgan	12/20/2028	SEK	3,000,000	(1,797)	—	—	—	(1,797)
SARON	Fixed rate of 2.000%	Receives Annually, Pays Annually	JPMorgan	12/20/2028	CHF	200,000	(3,170)	—	—	—	(3,170)
SOFR	Fixed rate of 3.630%	Receives Annually, Pays Annually	JPMorgan	12/20/2028	USD	5,200,000	(10,895)	—	—	—	(10,895)
6-Month EURIBOR	Fixed rate of 3.190%	Receives SemiAnnually, Pays Annually	JPMorgan	12/20/2028	EUR	9,500,000	(107,379)	—	—	—	(107,379)
Fixed rate of 4.250%	SONIA	Receives Annually, Pays Annually	JPMorgan	03/20/2029	GBP	1,900,000	38,841	—	—	38,841	—
TONA	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	03/20/2029	JPY	10,000,000	(71)	—	—	—	(71)
SOFR	Fixed rate of 3.250%	Receives Annually, Pays Annually	JPMorgan	03/20/2029	USD	1,500,000	(1,825)	—	—	—	(1,825)
6-Month EURIBOR	Fixed rate of 3.000%	Receives SemiAnnually, Pays Annually	JPMorgan	03/20/2029	EUR	1,900,000	(10,467)	—	—	—	(10,467)
CORRA	Fixed rate of 3.000%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	09/18/2033	CAD	8,900,000	142,749	—	—	142,749	—
SONIA	Fixed rate of 3.250%	Receives Annually, Pays Annually	JPMorgan	09/20/2033	GBP	24,900,000	1,381,731	—	—	1,381,731	—
Fixed rate of 3.500%	SOFR	Receives Annually, Pays Annually	JPMorgan	09/20/2033	USD	1,600,000	(64,188)	—	—	—	(64,188)
Fixed rate of 4.000%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	12/08/2033	AUD	3,200,000	7,570	—	—	7,570	—
6-Month AUD BBSW	Fixed rate of 4.500%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	12/08/2033	AUD	1,100,000	(8,233)	—	—	—	(8,233)
Fixed rate of 4.000%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	12/08/2033	AUD	10,200,000	(114,833)	—	—	—	(114,833)
Fixed rate of 4.500%	3-Month NZD LIBOR	Receives SemiAnnually, Pays Quarterly	JPMorgan	12/14/2033	NZD	2,400,000	(10,208)	—	—	—	(10,208)
Fixed rate of 4.000%	3-Month NZD LIBOR	Receives SemiAnnually, Pays Quarterly	JPMorgan	12/14/2033	NZD	5,500,000	(99,385)	—	—	—	(99,385)
CORRA	Fixed rate of 3.500%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	12/18/2033	CAD	5,100,000	65,289	—	—	65,289	—
CORRA	Fixed rate of 3.500%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	12/18/2033	CAD	8,500,000	(72,203)	—	—	—	(72,203)
Fixed rate of 3.130%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	12/20/2033	EUR	62,200,000	303,708	—	—	303,708	—
SONIA	Fixed rate of 3.620%	Receives Annually, Pays Annually	JPMorgan	12/20/2033	GBP	26,400,000	205,670	—	—	205,670	—
Fixed rate of 3.480%	SOFR	Receives Annually, Pays Annually	JPMorgan	12/20/2033	USD	9,000,000	109,502	—	—	109,502	—
TONA	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	12/20/2033	JPY	190,000,000	5,276	—	—	5,276	—
Columbia Multi Strategy Alternatives Fund | First Quarter Report 2023	21

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2023 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 0.500%	TONA	Receives Annually, Pays Annually	JPMorgan	12/20/2033	JPY	900,000,000	2,580	—	—	2,580	—
TONA	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	12/20/2033	JPY	2,340,000,000	(21,680)	—	—	—	(21,680)
Fixed rate of 3.480%	SOFR	Receives Annually, Pays Annually	JPMorgan	12/20/2033	USD	40,000,000	(106,870)	—	—	—	(106,870)
SONIA	Fixed rate of 3.620%	Receives Annually, Pays Annually	JPMorgan	12/20/2033	GBP	33,900,000	(221,613)	—	—	—	(221,613)
Fixed rate of 3.130%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	12/20/2033	EUR	65,200,000	(576,972)	—	—	—	(576,972)
SARON	Fixed rate of 2.000%	Receives Annually, Pays Annually	JPMorgan	12/20/2033	CHF	39,900,000	(713,180)	—	—	—	(713,180)
6-Month NOK NIBOR	Fixed rate of 3.500%	Receives SemiAnnually, Pays Annually	JPMorgan	12/21/2033	NOK	16,000,000	57,005	—	—	57,005	—
3-Month SEK STIBOR	Fixed rate of 3.000%	Receives Quarterly, Pays Annually	JPMorgan	12/21/2033	SEK	10,000,000	13,390	—	—	13,390	—
6-Month NOK NIBOR	Fixed rate of 3.500%	Receives SemiAnnually, Pays Annually	JPMorgan	12/21/2033	NOK	2,000,000	(247)	—	—	—	(247)
Fixed rate of 4.500%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	03/09/2034	AUD	2,900,000	818	—	—	818	—
Fixed rate of 4.500%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	03/09/2034	AUD	6,600,000	(818)	—	—	—	(818)
Fixed rate of 3.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	03/15/2034	SEK	30,000,000	25,686	—	—	25,686	—
Fixed rate of 4.000%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	03/15/2034	NOK	47,000,000	18,710	—	—	18,710	—
Fixed rate of 3.500%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	03/15/2034	SEK	22,000,000	13,580	—	—	13,580	—
Fixed rate of 5.000%	3-Month NZD LIBOR	Receives SemiAnnually, Pays Quarterly	JPMorgan	03/15/2034	NZD	2,400,000	10,207	—	—	10,207	—
Fixed rate of 5.000%	3-Month NZD LIBOR	Receives SemiAnnually, Pays Quarterly	JPMorgan	03/15/2034	NZD	1,100,000	(394)	—	—	—	(394)
CORRA	Fixed rate of 3.500%	Receives SemiAnnually, Pays SemiAnnually	JPMorgan	03/18/2034	CAD	8,200,000	(72,109)	—	—	—	(72,109)
Fixed rate of 3.000%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	03/20/2034	EUR	27,600,000	219,051	—	—	219,051	—
Fixed rate of 1.000%	TONA	Receives Annually, Pays Annually	JPMorgan	03/20/2034	JPY	370,000,000	1,586	—	—	1,586	—
SOFR	Fixed rate of 3.250%	Receives Annually, Pays Annually	JPMorgan	03/20/2034	USD	3,700,000	(24,634)	—	—	—	(24,634)
SARON	Fixed rate of 2.000%	Receives Annually, Pays Annually	JPMorgan	03/20/2034	CHF	3,500,000	(28,405)	—	—	—	(28,405)
SONIA	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	03/20/2034	GBP	13,000,000	(91,031)	—	—	—	(91,031)
Fixed rate of 3.140%	SOFR	Receives Annually, Pays Annually	JPMorgan	12/20/2053	USD	400,000	2,862	—	—	2,862	—
Fixed rate of 2.600%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	12/20/2053	EUR	1,800,000	1,323	—	—	1,323	—
Fixed rate of 2.600%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	JPMorgan	12/20/2053	EUR	200,000	(1,915)	—	—	—	(1,915)
SONIA	Fixed rate of 3.450%	Receives Annually, Pays Annually	JPMorgan	12/20/2053	GBP	200,000	(9,598)	—	—	—	(9,598)
Fixed rate of 3.140%	SOFR	Receives Annually, Pays Annually	JPMorgan	12/20/2053	USD	1,000,000	(36,189)	—	—	—	(36,189)
Fixed rate of 3.750%	SONIA	Receives Annually, Pays Annually	JPMorgan	03/20/2054	GBP	2,400,000	16,932	—	—	16,932	—
22	Columbia Multi Strategy Alternatives Fund | First Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2023 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	03/20/2054	USD	2,000,000	16,756	—	—	16,756	—
6-Month EURIBOR	Fixed rate of 2.500%	Receives SemiAnnually, Pays Annually	JPMorgan	03/20/2054	EUR	1,900,000	(22,882)	—	—	—	(22,882)
Fixed rate of 4.450%	3-Month NZD LIBOR	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	07/05/2033	NZD	6,175,000	(82,796)	—	—	—	(82,796)
Fixed rate of 3.046%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	Morgan Stanley	07/05/2033	SEK	117,000,000	(139,840)	—	—	—	(139,840)
Total							95,439	—	—	6,429,862	(6,334,423)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	14.554	USD	500,000	(134,917)	292	—	(96,002)	—	(38,623)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	14.554	USD	1,200,000	(323,800)	700	—	(269,969)	—	(53,131)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	14.554	USD	2,000,000	(539,668)	1,167	—	(305,846)	—	(232,655)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	14.554	USD	3,500,000	(944,418)	2,042	—	(636,070)	—	(306,306)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	14.554	USD	5,000,000	(1,349,169)	2,917	—	(931,636)	—	(414,616)
Total								(3,291,972)	7,118	—	(2,239,523)	—	(1,045,331)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI Italy Net Return EUR Index	1-Month EURIBOR minus 0.002%	Monthly	JPMorgan	09/20/2023	EUR	8,612,889	228,800	(13,643)	—	—	215,157	—
1-Month EURIBOR minus 0.003%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	09/20/2023	EUR	9,219,622	170,704	15,221	—	—	185,925	—
ESTR minus 0.003%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	09/20/2023	EUR	3,608,227	66,808	5,957	—	—	72,765	—
Columbia Multi Strategy Alternatives Fund | First Quarter Report 2023	23

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2023 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
ESTR minus 0.003%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	09/20/2023	EUR	3,284,691	60,817	5,423	—	—	66,240	—
ESTR minus 0.003%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	09/20/2023	EUR	1,812,336	33,556	2,992	—	—	36,548	—
ESTR minus 0.003%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	09/20/2023	EUR	821,077	15,202	1,356	—	—	16,558	—
ESTR minus 0.003%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	09/20/2023	EUR	783,599	14,508	1,294	—	—	15,802	—
ESTR minus 0.003%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	09/20/2023	EUR	716,291	13,263	1,133	—	—	14,396	—
ESTR minus 0.003%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	09/20/2023	EUR	571,350	10,579	943	—	—	11,522	—
ESTR minus 0.003%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	09/20/2023	EUR	509,397	9,431	673	—	—	10,104	—
ESTR minus 0.003%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	09/20/2023	EUR	244,755	4,532	404	—	—	4,936	—
ESTR minus 0.003%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	09/20/2023	EUR	266,554	4,935	—	—	—	4,935	—
1-Month EURIBOR minus 0.003%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	09/20/2023	EUR	146,853	2,719	190	—	—	2,909	—
1-Month ZAR JIBAR plus 0.002%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/20/2023	ZAR	5,150,794	2,256	—	—	—	2,256	—
1-Month ZAR JIBAR plus 0.002%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/20/2023	ZAR	2,832,021	1,650	508	—	—	2,158	—
1-Month ZAR JIBAR plus 0.002%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/20/2023	ZAR	4,847,045	2,053	—	—	—	2,053	—
ESTR minus 0.003%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	09/20/2023	EUR	84,517	1,565	139	—	—	1,704	—
1-Month ZAR JIBAR plus 0.002%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/20/2023	ZAR	5,352,626	1,617	64	—	—	1,681	—
24	Columbia Multi Strategy Alternatives Fund | First Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2023 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
1-Month PLN WIBOR minus 0.008%	Total return on MSCI Poland Net Return PLN Index	Monthly	JPMorgan	09/20/2023	PLN	577,227	642	345	—	—	987	—
1-Month ZAR JIBAR plus 0.002%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/20/2023	ZAR	4,873,447	857	—	—	—	857	—
1-Month ZAR JIBAR plus 0.002%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/20/2023	ZAR	2,956,687	26	379	—	—	405	—
SORA minus 0.001%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	09/20/2023	SGD	58,936	(292)	57	—	—	—	(235)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI minus 0.002%	Monthly	JPMorgan	09/20/2023	BRL	545,184	369	(624)	—	—	—	(255)
ESTR minus 0.004%	Total return on MSCI France net return EUR Index	Monthly	JPMorgan	09/20/2023	EUR	88,585	(691)	146	—	—	—	(545)
1-Month SEK STIBOR minus 0.004%	Total return on MSCI Sweden Net Return SEK Index	Monthly	JPMorgan	09/20/2023	SEK	5,618,098	(1,642)	634	—	—	—	(1,008)
1-Month ZAR JIBAR plus 0.002%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	09/20/2023	ZAR	1,882,062	(1,704)	217	—	—	—	(1,487)
SORA minus 0.001%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	09/20/2023	SGD	439,343	(2,175)	426	—	—	—	(1,749)
SORA minus 0.001%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	09/20/2023	SGD	439,343	(2,175)	426	—	—	—	(1,749)
SORA minus 0.001%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	09/20/2023	SGD	455,416	(2,255)	442	—	—	—	(1,813)
SORA minus 0.001%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	09/20/2023	SGD	466,132	(2,307)	452	—	—	—	(1,855)
SORA minus 0.001%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	09/20/2023	SGD	471,490	(2,333)	457	—	—	—	(1,876)
SORA minus 0.001%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	09/20/2023	SGD	471,490	(2,333)	457	—	—	—	(1,876)
SORA minus 0.001%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	09/20/2023	SGD	487,563	(2,413)	527	—	—	—	(1,886)
Columbia Multi Strategy Alternatives Fund | First Quarter Report 2023	25

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2023 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SORA minus 0.001%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	09/20/2023	SGD	482,206	(2,387)	468	—	—	—	(1,919)
SORA minus 0.001%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	09/20/2023	SGD	482,206	(2,387)	468	—	—	—	(1,919)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.005%	Monthly	JPMorgan	09/20/2023	MXN	2,337,422	(2,021)	(682)	—	—	—	(2,703)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.005%	Monthly	JPMorgan	09/20/2023	MXN	2,441,420	(2,112)	(710)	—	—	—	(2,822)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.005%	Monthly	JPMorgan	09/20/2023	MXN	3,179,553	(2,749)	(933)	—	—	—	(3,682)
ESTR minus 0.008%	Total return on MSCI Spain Net Return EUR Index	Monthly	JPMorgan	09/20/2023	EUR	227,038	(4,575)	299	—	—	—	(4,276)
ESTR minus 0.008%	Total return on MSCI Spain Net Return EUR Index	Monthly	JPMorgan	09/20/2023	EUR	285,658	(5,757)	126	—	—	—	(5,631)
ESTR minus 0.008%	Total return on MSCI Spain Net Return EUR Index	Monthly	JPMorgan	09/20/2023	EUR	314,066	(6,329)	414	—	—	—	(5,915)
ESTR minus 0.008%	Total return on MSCI Spain Net Return EUR Index	Monthly	JPMorgan	09/20/2023	EUR	319,251	(6,433)	421	—	—	—	(6,012)
ESTR minus 0.008%	Total return on MSCI Spain Net Return EUR Index	Monthly	JPMorgan	09/20/2023	EUR	369,303	(7,442)	609	—	—	—	(6,833)
ESTR minus 0.008%	Total return on MSCI Spain Net Return EUR Index	Monthly	JPMorgan	09/20/2023	EUR	210,713	(7,336)	208	—	—	—	(7,128)
ESTR minus 0.008%	Total return on MSCI Spain Net Return EUR Index	Monthly	JPMorgan	09/20/2023	EUR	462,193	(9,314)	610	—	—	—	(8,704)
ESTR minus 0.008%	Total return on MSCI Spain Net Return EUR Index	Monthly	JPMorgan	09/20/2023	EUR	500,521	(10,086)	660	—	—	—	(9,426)
1-Month CAD Canada Bankers’ Acceptances minus 0.011%	Total return on MSCI Canada Net Return CAD Index	Monthly	JPMorgan	09/20/2023	CAD	1,080,226	(17,284)	1,437	—	—	—	(15,847)
Total							540,357	30,390	—	—	669,898	(99,151)

26	Columbia Multi Strategy Alternatives Fund | First Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2023 (Unaudited)
Total return swap contracts on futures
Reference instrument*	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DTOP Index Sep 23	Goldman Sachs	09/2023	ZAR	1,788,360	—	—	—	(3,242)
TAIEX Index Sep 23	Goldman Sachs	09/2023	TWD	113,016,000	—	—	54,218	—
Ibovespa Index Oct 23	Morgan Stanley	10/2023	BRL	(50,052,018)	—	—	310,738	—
Ibovespa Index Oct 23	Morgan Stanley	10/2023	BRL	15,861,555	—	—	—	(94,447)
KOSPI 200 Index Sep 23	Morgan Stanley	09/2023	KRW	5,107,987,500	—	—	—	(82,405)
Swiss Market Index Sep 23	Morgan Stanley	09/2023	CHF	(16,347,870)	—	—	—	(162,622)
Total					—	—	364,956	(342,716)

*	If the notional amount of the swap contract is long and the swap contract’s value is positive (negative), the Fund will receive (pay) the total return. If the notional amount of the swap contract is short and the swap contract’s value is positive (negative), the Fund will pay (receive) the total return. Receipts and payments occur upon termination of the contract.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Month CAD Canada Bankers’ Acceptances	Canada Bankers’ Acceptances	3.185%
1-Month EURIBOR	Euro Interbank Offered Rate	3.637%
1-Month PLN WIBOR	Warsaw Interbank Offer Rate	6.780%
1-Month SEK STIBOR	Stockholm Interbank Offered Rate	3.777%
1-Month ZAR JIBAR	Johannesburg Interbank Average Rate	8.275%
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	11.507%
3-Month AUD BBSW	Bank Bill Swap Rate	4.130%
3-Month NZD LIBOR	London Interbank Offered Rate	5.650%
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	4.013%
6-Month AUD BBSW	Bank Bill Swap Rate	4.370%
6-Month EURIBOR	Euro Interbank Offered Rate	3.987%
6-Month NOK NIBOR	Norwegian Interbank Offered Rate	5.090%
ESTR	Euro Short Term Rate	3.646%
CORRA	Canadian Overnight Repo Rate Average	5.010%
Overnight BRL CDI	Interbank Certificate of Deposit	0.049%
SARON	Swiss Average Rate Overnight	1.705%
SOFR	Secured Overnight Financing Rate	5.310%
SONIA	Sterling Overnight Index Average	5.185%
SORA	Singapore Overnight Rate Average	3.778%
TONA	Tokyo Overnight Average Rate	(0.056%)
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2023, the total value of these securities amounted to $158,288,568, which represents 22.40% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of August 31, 2023.
(c)	Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of August 31, 2023 and is not reflective of the cash flow payments.
(d)	Valuation based on significant unobservable inputs.
Columbia Multi Strategy Alternatives Fund | First Quarter Report 2023	27

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2023 (Unaudited)
Notes to Consolidated Portfolio of Investments  (continued)
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2023.
(f)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	Represents a security purchased on a when-issued basis.
(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2023, the total value of these securities amounted to $90,078, which represents 0.01% of total net assets.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	The rate shown is the seven-day current annualized yield at August 31, 2023.
(k)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.476%
	305,372,644	139,520,555	(147,085,750)	64,565	297,872,014	(4,539)	4,075,133	297,961,402
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
28	Columbia Multi Strategy Alternatives Fund | First Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, August 31, 2023 (Unaudited)
Currency Legend  (continued)
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Columbia Multi Strategy Alternatives Fund | First Quarter Report 2023	29

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT259_05_N01_(10/23)